Contingent liabilities and financial commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 87	£ 111
Property, plant and equipment
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	9	50
Property
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	26	30
Within one year
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	41	45
Between one and five years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	46	66
Beyond five years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 0	£ 0